Income Taxes (Details 1) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets:
Net operating losses	$ 5,580,034	$ 4,222,999
Other	2,328	1,743
Property and equipment	25,169
Total deferred tax assets	5,607,531	4,224,742
Deferred Tax Liabilities
Valuation Allowance	(5,607,531)	(4,224,742)
Net deferred tax assets